Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (15,350)	$ (16,880)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	560	512
Share-based compensation	4,867	3,784
Non-cash financial expenses (income), net	(2,299)	509
Increase in prepaid expenses and other receivables	(286)	(601)
(Increase) decrease in long term prepaid expenses	34	(50)
Increase (decrease) in trade payables	(558)	366
Increase (decrease) in other payables and accrued expenses	(64)	535
Change in the fair value of Warrants Liabilities	458	2,164
Change in operating lease liabilities	(567)	(633)
Change in operating lease right-of-use assets	402	372
Net cash used in operating activities	(12,803)	(9,922)
Cash flows from investing activities:
Investment in short-term deposits	(29,500)	(98,431)
Proceeds from short-term deposits	32,482	103,995
Purchase of property and equipment	(116)	(590)
Net cash provided by investing activities	2,866	4,974
Cash flows from financing activities:
Proceeds from exercise of options	25	2
Net cash provided by financing activities	25	2
Effect of exchange rate changes on cash, cash equivalents and restricted cash	18	(51)
Decrease in cash, cash equivalents and restricted cash	(9,894)	(4,997)
Cash, cash equivalents and restricted cash at beginning of period	12,657	6,686
Cash, cash equivalents and restricted cash at end of period	2,763	1,689
Supplemental disclosures of cash flow information:
Income tax payments	6	13
Interest received	242	2,394
Interest paid	154
Operating lease liabilities arising from obtaining right of use assets	$ 48	$ 1,719